CONVERTIBLE NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt instrument transactions

The following table summarizes the Company’s outstanding convertible note obligations:

		Stated		Principal Balance Outstanding
Issue Date	Maturity Date	Interest Rate	Conversion Terms	December 31, 2014	December 31, 2013
2/24/2011	2/24/2014	10.0%	Variable at $25.00	$ -	$ 980,858
4/4/2011	4/4/2014	10.0%	Variable at $25.00	-	215,000
6/6/2011	6/6/2014	10.0%	Variable at $25.00	-	30,000
8/12/2012	11/12/2012	10.0%	Variable at $9.00	-	27,500
8/20/2012	8/20/2013	8.0%	Variable at $9.00	-	20,000
10/15/2012	10/15/2013	8.0%	Variable at $12.00	-	340,000
11/20/2012	11/20/2013	5.0%	Variable at $9.00	-	10,748
12/18/2012	12/14/2013	9.0%	Fixed at $10.00	-	50,000
1/5/2013	5/31/2014	None	Fixed at $8.00	-	452,729
1/31/2013	5/31/2014	None	Fixed at $4.00	-	24,135
2/27/2013	2/27/2014	5.0%	Variable at $9.00	-	58,500
4/2/2013	6/2/2013	8.0%	Fixed at $7.00	-	80,967
4/18/2013	12/18/2013	8.0%	Fixed at $7.00	-	31,688
5/2/2013	5/31/2014	10.0%	Variable at $3.44	-	50,000
5/5/2013	7/5/2013	8.0%	Fixed at $7.00	-	45,000
5/14/2013	5/14/2014	8.0%	Fixed at $6.00	-	126,000
6/27/2013	6/27/2014	5.0%	Variable at $9.00	-	37,620
6/19/2013	6/19/2014	10.0%	Variable at $9.00	-	32,000
7/12/2013	7/12/2014	8.0%	Fixed at $3.00	-	96,800
10/18/2013	4/18/2014	None	Variable at $1.00	-	94,444
11/1/2013	5/1/2014	None	Variable at $1.00	-	80,000
12/19/2013	6/19/2014	None	Variable at $1.00	-	277,222
12/23/2013	6/23/2014	10.0%	Fixed at $7.00	-	536,400

	Total convertible notes			$-	$3,697,611
	Unamortized note discount			-	(535,634)
	Total on Balance sheet			$-	$3,161,977